Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

The accompanying unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) for interim reporting. Any references in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Accordingly, these interim Financial Statements do not include all disclosures required by U.S. GAAP for annual financial statements pursuant to the rules and regulations of the U.S. Securities and Exchange Commission, or SEC. In management’s opinion, the unaudited interim Financial Statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2024, the Company’s results of operations for the three and nine months ended September 30, 2024 and 2023, and cash flows for the nine months ended September 30, 2024 and 2023. The results of operations for the three and nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for the full fiscal year or any other future interim or annual periods.

The information contained within the unaudited interim financial statements should be read in conjunction with the audited financial statements and accompanying notes as of and for the year ended December 31, 2023.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). Any references in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Management considers many factors in selecting appropriate financial accounting policies and controls and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process and actual results could differ materially from those estimates.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Management considers many factors in selecting appropriate financial accounting policies and controls and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process and actual results could differ materially from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of credit risk and other risks and uncertainties

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company holds all cash at two accredited financial institutions in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. The Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company is dependent on contract manufacturing organizations (“CMOs”) to supply products for research and development of its product candidates, including pre-clinical and clinical studies, and for commercialization of its product candidates, if approved. The Company’s development programs could be adversely affected by any significant interruption in its CMOs’ operations or by a significant interruption in the supply of active pharmaceutical ingredients and other components.

Products developed by the Company require approval from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance the Company’s product candidates will receive the necessary approvals. If the Company is denied approvals, approvals are delayed, or it is unable to maintain approvals received, such events could have a materially adverse impact on the Company.

Concentration of credit risk and other risks and uncertainties

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company holds all cash at two accredited financial institutions in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. The Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company is dependent on contract manufacturing organizations (“CMOs”) to supply products for research and development of its product candidates, including pre-clinical and clinical studies, and for commercialization of its product candidates, if approved. The Company’s development programs could be adversely affected by any significant interruption in its CMOs’ operations or by a significant interruption in the supply of active pharmaceutical ingredients and other components.

Products developed by the Company require approval from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance the Company’s product candidates will receive the necessary approvals. If the Company is denied approvals, approvals are delayed, or it is unable to maintain approvals received, such events could have a materially adverse impact on the Company.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents are held in accounts at two independent financial institutions. Cash equivalents are defined as money market funds with maturity from date of purchase of 90 days or less that are readily convertible into cash.

Cash and cash equivalents

Cash and cash equivalents are held in accounts at two independent financial institutions. Cash equivalents are defined as all highly liquid investments with maturity from date of purchase of 90 days or less that are readily convertible into cash. Cash equivalents include money market funds that invest primarily in U.S. Treasury securities.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

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Level 2 – Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

At September 30, 2024 and December 31, 2023, the carrying amounts of financial instruments, which include cash and cash equivalents, accounts payable, and accrued expenses and other liabilities, approximate their fair value due to their short maturities. The Company records its derivative liabilities and convertible notes payable at fair value. At September 30, 2024 and December 31, 2023, the fair value of the royalty agreement liability, which is based on Level 3 inputs (including probability-weighted cash flow estimates of the Company’s potential future royalty payments and a weighted-average cost of capital of 24.0% and 24.5%, respectively) is approximately $11.9 million and $8.0 million, respectively.

Derivative instruments

The Company has milestone payments which may be required in connection with the royalty agreement (see Note 4) that were determined to be derivative liabilities. The valuation of the derivative liabilities is based on unobservable inputs and, therefore, represent Level 3 financial liabilities. The fair value of the derivative liabilities – royalty agreement was calculated using the present value of the potential payments using a weighted-average cost of capital and an assessment of the probability of the achievement of the milestones as well as an assessment of the timing of the potential milestone payments.

The derivative liabilities – royalty agreement was initially recorded at fair value, with gains and losses arising for changes in fair value of the derivative liabilities – royalty agreement recognized within the statements of operations as fair value adjustments on the derivative liabilities at each financial reporting period.

Convertible Notes

The fair value of the Convertible Notes was based on a probability-weighted expected return model ("PWERM"), which represents Level 3 measurements. The valuation utilized unobservable inputs, including estimates of the probability and timing of future commercialization of products not yet approved by the FDA or other regulatory agencies. Other significant assumptions include the discount rate, the fair value of our common stock, volatility, probability of the Convertible Notes being held to maturity, the probabilities of certain exit events, including a qualified financing, non-qualified financing, or corporate transaction.

As permitted under FASB ASC Topic 825, Financial Instruments (“ASC 825”), the Company elected the fair value option to account for its September 2024 convertible notes (collectively, the “Convertible Notes”). In accordance with ASC 825, the Company records these convertible notes at fair value with changes in fair value recorded in the Statement of Operations. As a result of applying the fair value option, direct costs and fees of $0.1 million related to the convertible notes were expensed as incurred and were not deferred. See Note 6.

Fair value measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●

Level 2 – Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

At December 31, 2023 and 2022, the carrying amounts of financial instruments, which include cash and cash equivalents, accounts payable, and accrued expenses and other liabilities, approximate their fair value due to their short maturities. The Company records its derivative liabilities at fair value. At December 31, 2023, the fair value of the royalty agreement liability approximates its carrying value since the royalty agreement liability was remeasured at fair value in connection with the November 2023 amendment to its development funding and royalties agreement with Ligand Pharmaceuticals, Inc. ("Ligand”) (the “Ligand Agreement”) (see Note 4).

Derivative instruments

The Company has milestone payments which may be required in connection with the royalty agreement (see Note 4) that were determined to be derivative liabilities. The valuation of the derivative liabilities is based on unobservable inputs and, therefore, represent Level 3 financial liabilities. The fair value of the derivative liabilities – royalty agreement was calculated using the present value of the potential payments using a weighted-average cost of capital and an assessment of the probability of the achievement of the milestones as well as an assessment of the timing of the potential milestone payments.

The derivative liabilities – royalty agreement was initially recorded at fair value, with gains and losses arising for changes in fair value of the derivative liabilities – royalty agreement recognized within the statements of operations as fair value adjustments on the derivative liabilities at each financial reporting period.

Research and Development Expense, Policy [Policy Text Block]

Research and development expenses

Research and development costs are charged to expense as incurred. Research and development expenses include, among other costs, salaries and benefits of scientific personnel and the external cost of producing and testing the clinical material for clinical trials.

The Company has entered various research and development and clinical trial-related contracts. The Company defers and capitalizes prepaid nonrefundable advance research and development payments to third parties for goods and services to be used in future research and development activities and recognizes to research and development expense over the period that the research and development activities are performed or the services are provided. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and clinical trial costs. When determining the accruals, at the end of a reporting period, the Company analyzes progress of its studies and clinical trials, including the phase or completion of events, invoices received and contracted costs. Actual results could differ from the Company’s estimates.

Research and development expenses

Research and development costs are charged to expense as incurred. Research and development expenses include, among other costs, salaries and benefits of scientific personnel and the external cost of producing and testing the clinical material for clinical trials.

The Company has entered various research and development and clinical trial-related contracts. The Company defers and capitalizes prepaid nonrefundable advance research and development payments to third parties for goods and services to be used in future research and development activities and recognizes to research and development expense over the period that the research and development activities are performed or the services are provided. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and clinical trial costs. When determining the accruals, at the end of a reporting period, the Company analyzes progress of its studies and clinical trials, including the phase or completion of events, invoices received and contracted costs. Actual results could differ from the Company’s estimates.

Share-Based Payment Arrangement [Policy Text Block]

Stock-based compensation

The Company measures all stock options and other stock-based awards granted to employees, directors, consultants, and other nonemployees based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period on a straight-line basis, which is generally the vesting period of the respective award. The Company recognizes forfeitures at the time forfeitures occur.

The Company classifies stock-based compensation expense in its statements of operations in the same way the payroll costs or service payments are classified for the related stock-based award recipient.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model (“Black-Scholes”). Black-Scholes requires inputs based on certain subjective assumptions, including (i) the expected stock price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate and (iv) expected dividends. Due to the lack of a public market for the Company’s common stock and lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company, including stage of product development and life science industry focus. The historical volatility is calculated based on a period of time commensurate with expected term assumption. The Company uses the simplified method to calculate the expected term for options granted whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the options due to its lack of sufficient historical data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

Stock-based compensation

The Company measures all stock options and other stock-based awards granted to employees, directors, consultants, and other nonemployees based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period on a straight-line basis, which is generally the vesting period of the respective award. The Company recognizes forfeitures at the time forfeitures occur.

The Company classifies stock-based compensation expense in its statements of operations in the same way the payroll costs or service payments are classified for the related stock-based award recipient.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model (“Black-Scholes”). Black-Scholes requires inputs based on certain subjective assumptions, including (i) the expected stock price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate and (iv) expected dividends. Due to the lack of a public market for the Company’s common stock and lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company, including stage of product development and life science industry focus. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method to calculate the expected term for options granted whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the options due to its lack of sufficient historical data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

As the Company’s common stock has not been publicly traded, the Company periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants (“AICPA”), Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s stock valuations were prepared using either a hybrid method, where the equity value in one or more of the scenarios is calculated using an option-pricing method, or a probability-weighted expected return method, or PWERM, where the fair value of common stock is estimated based upon an analysis of future values for the Company, assuming various outcomes. Under the PWERM, the common stock value is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each class of stock. The future value of the common stock under each outcome is discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the common stock. In addition to considering the results of these third-party valuations, the Company considered various objective and subjective factors to determine the price of its common stock as of each grant date, which may be as of a date later than the most recent third-party valuation date.

Government Assistance [Policy Text Block]

Government Grants

The Company recognizes grants from governmental agencies when there is reasonable assurance that the Company will comply with the conditions attached to the grant arrangement and the grant will be received. The Company evaluates the conditions of each grant as of each reporting period to evaluate whether the Company has reached reasonable assurance of meeting the conditions of each grant arrangement and that it is expected that the grant will be received as a result of meeting the necessary conditions. Grants are recognized in the consolidated statements of operations on a systematic basis over the periods in which the Company recognizes the related costs for which the government grant is intended to compensate. Specifically, grant income related to research and development costs is recognized as such expenses are incurred. Grant income is recorded as a reduction of research and development costs in the statements of operations. In September 2024, the Company received a grant award notice from the Department of Health and Human Services in connection with its ongoing Phase 3 clinical trial, SELVA, whereby the Company expects to receive approximately $0.5 million through August 2025. For the quarter ended September 30, 2024, the Company recognized $14,000 of grant income as a reduction to research and development costs in the statements of operations.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred income tax assets are reduced, as necessary, by a valuation allowance when management determines it is more likely than not that some or all the tax benefits will not be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained upon examination based on the technical merits of the position. The amount of the accrued liability for which an exposure exists is measured as the largest amount of benefit determined on a cumulative probability basis that the Company believes is more likely than not to be realized upon ultimate settlement of the position. The Company has elected to treat interest and penalties, to the extent they arise, as a component of income taxes.

Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred income tax assets are reduced, as necessary, by a valuation allowance when management determines it is more likely than not that some or all the tax benefits will not be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained upon examination based on the technical merits of the position. The amount of the accrued liability for which an exposure exists is measured as the largest amount of benefit determined on a cumulative probability basis that the Company believes is more likely than not to be realized upon ultimate settlement of the position. The Company has elected to treat interest and penalties, to the extent they arise, as a component of income taxes.

Related Party Transactions [Policy Text Block]

Related party transactions

The Company’s board of directors reviews and approves transactions with directors, officers, and holders of 5% or more of its voting securities and their affiliates, each a related party. The material facts as to the related party’s relationship or interest in the transaction are disclosed to its board of directors prior to their consideration of such transaction, and the transaction is not considered approved by its board of directors unless a majority of the directors who are not interested in the transaction approve the transaction.

Related party transactions

The Company’s board of directors reviews and approves transactions with directors, officers, and holders of 5% or more of its voting securities and their affiliates, each a related party. The material facts as to the related party’s relationship or interest in the transaction are disclosed to its board of directors prior to their consideration of such transaction, and the transaction is not considered approved by its board of directors unless a majority of the directors who are not interested in the transaction approve the transaction.

Segment Reporting, Policy [Policy Text Block]

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”), in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its chief executive officer. The Company has determined it operates in one segment.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”), in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its chief executive officer. The Company has determined it operates in one segment.

Earnings Per Share, Policy [Policy Text Block]

Net (loss) income per share

The Company’s convertible preferred stock are participating securities. Accordingly, in any period in which the Company reports net income, basic earnings per share is computed using the “two-class” method which includes the weighted- average number of shares of common stock outstanding during the period and other securities that participate in dividends (a participating security). During the periods where the Company incurs net losses, the Company allocates no loss to participating securities because these securities have no contractual obligation to share in the losses of the Company.

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. For the three and nine months ended September 30, 2024 and 2023 basic and diluted net loss per share are the same.

Net income (loss) per share

The Company’s convertible preferred stock are participating securities. Accordingly, in any period in which the Company reports net income attributable to common stockholders, basic earnings per share is computed using the “two-class” method. Under this method, net income is reduced by any dividends earned and the remaining earnings (undistributed earnings) are allocated to common stock and each series of convertible preferred stock to the extent that each preferred security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to common stock is then divided by the number of outstanding shares to which the earnings are allocated to determine the earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock have no obligation to fund losses. Diluted net income (loss) per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common shareholders, the potential dilutive effects of outstanding stock options. In addition, the Company analyzes the potential dilutive effect of the outstanding convertible preferred stock under the “if-converted” method when calculating diluted earnings per share, in which it is assumes that the outstanding convertible preferred stock converts into common stock at the beginning of the period or when issued if later. The Company reports the more dilutive of the approaches (two class or “if-converted”) as their diluted net income per share during the period. For years in which a net loss exists, the weighted-average number of shares of common stock is the same for basic and diluted net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. See Note 10 for further details on the Company’s net income (loss) per share calculations.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently issued accounting standards

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. ASU No. 2023-09 is effective for fiscal years beginning after December 15, 2024 for public companies and December 15, 2025 for private companies and allows for adoption on a prospective basis, with a retrospective option. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on the income tax disclosures within its financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures which requires that a public entity provide additional segment disclosures on an interim and annual basis. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements, unless impracticable. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. For public companies the ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of the adoption on the Company’s financial statements.

Recently adopted accounting standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) (“ASU 2016-13”). ASU 2016-13 requires measurement and recognition of expected credit losses for financial instruments based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 was adopted by the Company on January 1, 2023 and it did not have a material effect on its financial statements or related disclosures.

Recently issued accounting standards

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. ASU No. 2023-09 is effective for fiscal years beginning after December 15, 2024 for public companies and December 15, 2025 for private companies and allows for adoption on a prospective basis, with a retrospective option. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on the income tax disclosures within its financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures which requires that a public entity provide additional segment disclosures on an interim and annual basis. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements, unless impracticable. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. For public companies the ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. For private companies the ASU is effective for fiscal years starting after December 15, 2024, and interim periods within those fiscal periods. Early adoption is permitted. The Company is currently evaluating the impact of the adoption on the Company’s segment disclosures within its financial statements.